Reverse recapitalization - Schedule of Reverse Recapitalization Share Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 22, 2023	Jun. 23, 2022
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 161,402	$ 626,570
Class C-1 Ordinary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 4,920	$ 17,920
Number Outstanding	20,499,965	15,999,965
Fair value of shares issued	$ 4,920	$ 17,920	$ 0
Shares issued		40,320
Change in fair value measurement	(16,285)	(22,400)
Change in fair value measurement	(13,000)	(22,400)	0
Class C-2 Shares converted to Class C-1 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value				$ 3,285
Fair value of shares issued					$ 3,285
Class C-2 American Depositary Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 1,080	$ 10,080
Number Outstanding	4,500,000	9,000,000
Fair value of shares issued	$ 1,080	$ 10,080	0
Shares issued		22,770
Change in fair value measurement	(5,715)	(12,690)
Change in fair value measurement	(9,000)	(12,690)	0
Class C Shares
Reverse Recapitalization [Line Items]
Change in fair value measurement	(22,000)	(35,090)	$ 0
Class C-1 and Class C-2 Shares
Reverse Recapitalization [Line Items]
Liability Fair Value	$ 6,000	$ 28,000
Number Outstanding	24,999,965	24,999,965